Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Deferred tax assets:
Valuation allowance	¥ (25,967)	$ (3,566)	¥ (35,196)	$ (4,834)	¥ (30,521)
State Administration of Taxation, PRC | Foreign Tax Authority
Deferred tax assets:
Net operating loss carry-forward	10,447	1,434	12,455
Advertising expenses	227	31	768
Donation overspending	(57)	(8)	5,200
Lease liability	1,162	160	570
Accrued expenses	14,937	2,051	13,678
Depreciation and amortization	4	1	119
Allowance for doubtful accounts	772	106	3,531
Total deferred tax assets	27,492	3,775	36,321
Valuation allowance	(25,967)	(3,566)	(35,196)
Total deferred tax assets	1,525	209	1,125
Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(350)	(48)	(450)
Right-of-use asset	(1,175)	(161)	(675)
Total deferred tax liabilities	(1,525)	(209)	(1,125)
Net deferred tax assets / liabilities	¥ 0	$ 0	¥ 0